OTHER COMPREHENSIVE INCOME (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ 99,513	¥ 63,742	¥ (4,374)
Period change	22,229	35,771	68,116
Balance at the end of the period	121,742	99,513	63,742
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	1,292	(4,874)	(3,980)
Period change	25,502	6,166	(894)
Balance at the end of the period	26,794	1,292	(4,874)
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	98,484	68,592
Period change	(4,344)	29,892	68,592
Balance at the end of the period	94,140	98,484	68,592
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(263)	24	(394)
Period change	1,071	(287)	418
Balance at the end of the period	¥ 808	¥ (263)	¥ 24